Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Thousands	Total	Issued capital [member]	Issued Capital in treasury [member]	Additional paid-in capital [member]	Adjustments to Shareholders' Equity [member]	Accumulated foreign currency translation difference in financial statements conversion [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Miscellaneous other reserves [member]	Unappropriated retained earnings [member]	Controlling interests [member]	Non-controlling interests [member]
Restated amount at the beginning at Dec. 31, 2017	$ 149,654,925	$ 669,663		$ 12,428,461	$ 50,352,382	$ (132,257)	$ 196,964	$ 19,274,847	$ 59,527,785	$ 7,334,566	$ 149,652,411	$ 2,514
Statement [LineItems]
Impact of adoption of IFRS 9	(43,150)									(43,150)	(43,150)
Total comprehensive income for the fiscal year
Net Income for the fiscal year	(1,499,719)									(1,500,074)	(1,500,074)	355
Other comprehensive income for the fiscal year	(151,209)					801,541	(952,737)				(151,196)	(13)
Legal reserve								5,805,470		(5,805,470)
Cash dividends	(9,448,973)								(9,448,229)		(9,448,229)	(744)
Other									23,221,376	(23,221,376)
Own shares in treasury at Dec. 31, 2018	(10,426,286)	(28,948)	$ 28,948						(10,426,286)		(10,426,286)
Total comprehensive income for the fiscal year
Other changes	(524,631)									(524,631)	(524,631)
Amount at end of the fiscal year at Dec. 31, 2018	127,560,957	640,715	28,948	12,428,461	50,352,382	669,284	(755,773)	25,080,317	62,874,646	(23,760,135)	127,558,845	2,112
Total comprehensive income for the fiscal year
Net Income for the fiscal year	28,205,313									28,205,071	28,205,071	242
Other comprehensive income for the fiscal year	204,750					116,159	88,613				204,772	(22)
Legal reserve								6,588,296		(6,588,296)
Normative Reserve at Dec. 31, 2019									7,279,036	(7,279,036)
Total comprehensive income for the fiscal year
Cash dividends	(11,580,876)								(11,580,876)		(11,580,876)
Other									26,353,196	(26,353,196)
Own shares in treasury at Dec. 31, 2019		(1,317)	1,317
Total comprehensive income for the fiscal year
Decrease of own shares in treasury			(30,265)		(41,006)				71,271
Other changes	2,687	15		1,320	1,771						3,106	(419)
Amount at end of the fiscal year at Dec. 31, 2019	144,392,831	639,413	$ 0	12,429,781	50,313,147	785,443	(667,160)	31,668,613	84,997,273	(35,775,592)	144,390,918	1,913
Total comprehensive income for the fiscal year
Net Income for the fiscal year	26,154,694									26,154,332	26,154,332	362
Other comprehensive income for the fiscal year	979,131					119,864	859,267				979,131
Legal reserve								11,109,012		(11,109,012)
Normative Reserve at Dec. 31, 2020									43,911,276	(43,911,276)
Total comprehensive income for the fiscal year
Cash dividends	(19,980,438)								(19,980,438)		(19,980,438)
Other changes	(407)											(407)
Amount at end of the fiscal year at Dec. 31, 2020	$ 151,545,811	$ 639,413		$ 12,429,781	$ 50,313,147	$ 905,307	$ 192,107	$ 42,777,625	$ 108,928,111	$ (64,641,548)	$ 151,543,943	$ 1,868